restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2025
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

Years ended December 31 (millions)	2025	2024
Restructuring [1] (b)
Goods and services purchased	$140	$178
Employee benefits expense	249	305
	389	483
Other (c)
Goods and services purchased	43	16
Employee benefits expense	—	(6)
	43	10
Total
Goods and services purchased	183	194
Employee benefits expense	249	299
	$432	$493

1

For the year ended December 31, 2025, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $21 (2024 – $102), which are included in depreciation.